Goldman Sachs Financial Square Treasury Solutions Fund Expense Example - Service Shares [Member] - Goldman Sachs Financial Square Treasury Solutions Fund - Service Shares	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	$ 871